Income Tax (Tables)	12 Months Ended
Apr. 30, 2024
Major components of tax expense (income) [abstract]
Schedule of Provision for Income Taxes

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rates to the provision for income taxes as shown in the consolidated statements of loss for the years ended April 30, 2024 and 2023 is as follows:

	For the year ended April 30,
	2024 ($)	2023 ($)
Net income (loss) before tax for the year	7,757	(5,858)
Statutory rates	27.00%	27.00%
Income tax at statutory rates	2,094	(1,582)

Reconciling items:
Non-deductible permanent differences and other	346	159
Change in unrecognized deferred income tax assets	(4,463)	1,408
Tax recovery for the year	(2,023)	(15)

Schedule of Deferred Tax Assets and Liabilities

The significant component of the Company's deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2024 ($)	As at April 30, 2023 ($)
Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	(346)	(2,136)
Excess of accounting value of royalties over tax value	(1,642)	—
Other deferred tax liabilities	(191)	(65)

Deferred tax assets:
Non-capital losses carry-forward	1,089	2,201
Financing costs	1,090	—
Deferred income tax liabilities, net	—	—

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2024 ($)	As at April 30, 2023 ($)
Non-capital loss carry-forward	17	10,478
Financing costs	1,019	2,136
Other deferred tax assets	244	455
Unrecognized deferred income tax assets	1,280	13,069